UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2016

Date of reporting period: September 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NOMURA HIGH YIELD FUND

ANNUAL REPORT

September 30, 2016

Investment Adviser:

NOMURA ASSET MANAGEMENT U.S.A. INC.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http:// www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-777-7818; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016 (Unaudited)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Nomura High Yield Fund’s (the “Fund”) performance for the fiscal year ended September 30, 2016 was 12.15%. The corresponding return for the Bank of America Merrill Lynch U.S. High Yield Constrained Index (the “Benchmark”) was 12.82%. Therefore, the Fund underperformed the benchmark by 0.67%.

There were several factors that continued to put pressure on the high yield market during the fourth quarter of 2015. Oil prices during the quarter fell from roughly $45/ barrel to $37/barrel and continued to put more pressure on already price sensitive energy companies. The market experienced liquidity concerns in high yield as several high yield funds announced that they would be suspending redemptions or liquidating. Over the fourth quarter 2015, we also saw the U.S. Dollar strengthen and in December the Federal Reserve (the “Fed”) raised the federal funds rate by 25 basis points.

The rally in high yield bonds started to gain momentum in March and April amid a sharply improved backdrop for commodities, U.S. growth and earnings expectations, and an increasingly accommodative global central bank landscape. The pessimism about oil supply, China’s growth, U.S. dollar strength, and U.S. growth eased dramatically since mid-February, allowing the market to return to a more normal valuation. The market also began to reflect a view that the “run rate” of defaults was peaking as the most stressed commodity companies restructured but the remainder have a good chance to survive. The recovery in asset prices (i.e. not only high- yield) since February was a function of several economic and policy factors. And these developments were responsible for a record stretch of inflows for high yield mutual funds, a sharp and steady recovery in the more stressed portions of financial markets, and a reopening of capital markets.

Oil prices continued to be the dominant theme for the high yield market going into the third quarter of 2016. Yields rapidly approached a 15-month low following the agreement in principle by the Organization of the Petroleum Exporting Companies (“OPEC”) to cut production to a range of 32.5-33.0 million barrels per day after the upcoming November 30, 2016 meeting. At present, the agreement is nothing more than the formation of a study group to consider how such a reduction would be enacted. While specific targets could not be agreed upon and analysts see major dispute in assigning country quotas, the deal did signal the reemergence of a proactive cartel. And with the OPEC action potentially boosting an already forecasted case for market rebalancing in the second half of 2017, some of the downside risk in the oil market has been removed.

Congruent with this backdrop, commodity-related sectors dominated performance during the fiscal year. The Energy-Exploration and Production, Metals and Mining,

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016 (Unaudited)

and Gas Distribution sectors all contributed to the Fund’s relative performance. While the Fund remained overweight the Energy-Exploration and Production and Gas Distribution sectors, positive issuer selection in the Metals and Mining sector helped drive relative performance even though the Fund remains underweight the sector.

Chesapeake Energy Corp. (“Chesapeake”) was one of the largest contributors to performance from an issuer perspective as the bonds traded tighter as a U.S. appeals court upheld a ruling ordering Chesapeake to pay bondholders an extra $379.7 million plus interest for having improperly redeemed a series of senior notes issued in 2012, which weren’t due to mature until 2019. In addition, Chesapeake announced that it has commenced a private placement to eligible purchasers of $850 million aggregate principal amount of convertible senior notes due 2026. Chesapeake intends to use the net proceeds from the offering for general corporate purposes, which may include debt repurchases and the repayment of its credit facility and senior notes with near-term maturities as they become due. Freeport- McMoRan Inc. (“Freeport”) also posted strong relative performance throughout the fiscal year. On September 12, 2016, Freeport entered into a pact with Anadarko to sell $2 billion in property assets.

The Fund’s performance continued to be positively impacted by its holdings in wireless, wireline and cable issuers. Sprint Corporation (“Sprint”) was the largest contributor to performance during the fiscal year. Sprint bonds performed well in August following a strong earnings report in late July. The company reported strong postpaid subscriber net additions, low churn, and sufficient liquidity to address near term maturities. Numericable-SFR (“SFR”) also had a positive impact on relative performance during the fiscal year. SFR traded up in August after reporting better than expected second quarter 2016 results early in the month. The company gave an outlook implying an improved second half of 2016 versus the first half and that SFR is still in deleveraging mode in 2016 so they will not be distributing any dividends this year.

Monetary policy continued to play a key role in global credit markets, as attention was focused on the Fed during September, with very little expectation of a rate rise. As expected, the Federal Open Market Committee (the “FOMC”) voted to leave the federal funds target range unchanged at 0.25-0.50% at its latest meeting. The main message from the FOMC was that it believes that it is closer to raising interest rates but wants more data to confirm its positive economic outlook before actually raising rates. It seems clear the FOMC’s decision depended largely on the recent performance of the economy and its judgment of how much slack remains in the labor market. In terms of economic performance, the first half of the year was weak and below potential, and after showing signs of life in June and July, the economy looks to have softened in August.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016 (Unaudited)

Turning to the overall credit environment, 30 energy companies totaling $43.2 billion and five Metals/Mining companies totaling $8.7 billion have defaulted in the first three quarters of 2016, which collectively represent 85% of the 2016 calendar year to date total default volume. The par-weighted U.S. high yield default rate decreased to 3.54% in September, a low since March. Including distressed exchanges, the U.S. high yield default rate is 4.85%, or a mere 0.49% excluding commodities.

High yield new issue volume was strong in September, representing the primary market’s first month-over-month increase since May and amounting to the second highest monthly total since April of last year (May 2016’s $42 billion of issuance is the most over that period). Specifically, 55 new bonds priced for $35.2 billion during the month, which followed 38 new bonds priced for $20.6 billion in August and 38 new bonds priced for $22.0 billion in July. These netted $77.7 billion of volume in the third quarter, which was down from the second quarter’s $104 billion of issuance and up from the first quarter’s $51.2 billion of new volume.

From a credit ratings perspective, the Fund remains underweight BB-rated issuers, but we have been adding to Fallen Angel Energy names. The Fund is overweight B-rated issuers and CCC-rated issuers with a focus on short duration non-cyclicals.

Looking forward, we remain cautiously optimistic on the high yield market. As of September 30, 2016, the high yield market had a yield of 6.25% with a spread of 497 basis points. We continue to believe defaults will stay low and central bank activity will remain supportive. At the same time, we selectively pared back risk in certain names that have performed well. Furthermore, the Fund holds an underweight of BB credits where we think the risk of a change in interest rates would have the most impact.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016 (Unaudited)

Definition of the Comparative Indices

Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Fund or any stock in particular.

There is a risk of loss. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016 (Unaudited)

Growth of a $250,000 Investment

	ANNUALIZED TOTAL RETURN FOR PERIODS ENDED SEPTEMBER 30, 2016(1)
	1 Year Return	3 Year Return	Annualized Inception to Date
Nomura High Yield Fund, Class I Shares	12.15%	5.03%	5.98%
Bank of America Merrill Lynch U.S. High Yield Constrained Index	12.82%	5.28%	5.23%

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented from December 27, 2012 to December 7, 2014 is that of the Class I shares of the Predecessor Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

SECTOR WEIGHTINGS†: (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 89.5%

	Face Amount	Value
AUTOMOTIVE — 0.9%
Accuride
9.500%, 08/01/18	$25,000	$25,000
Adient Global Holdings
4.875%, 08/15/26 (A)	200,000	200,750
American Axle & Manufacturing
6.625%, 10/15/22	125,000	132,188
Exide Technologies
4.000% cash/7.000% PIK, 04/30/20 (B) (C)	190,191	155,006
Goodyear Tire & Rubber
5.000%, 05/31/26	150,000	154,687
Lear
5.375%, 03/15/24	125,000	134,843
MPG Holdco I
7.375%, 10/15/22	25,000	25,688
Navistar International
8.250%, 11/01/21	25,000	24,875
Titan International
6.875%, 10/01/20	25,000	23,688

		876,725

BANKING — 3.7%
Bank of America
8.000%, 12/29/49 (D)	1,000,000	1,019,999
6.500%, 12/31/49 (D)	100,000	108,438
6.300%, 12/31/49 (D)	25,000	27,156
6.250%, 09/29/49 (D)	125,000	130,325
Barclays
8.250%, 12/29/49 (D)	400,000	401,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BANKING — continued
Barclays Bank
7.750%, 04/10/23 (D)	$200,000	$209,750
7.625%, 11/21/22	200,000	222,375
CIT Group
5.500%, 02/15/19 (A)	325,000	344,905
5.250%, 03/15/18	75,000	78,375
5.000%, 08/15/22	50,000	53,125
Citigroup
5.950%, 12/29/49 (D)	75,000	77,360
Goldman Sachs Group
5.700%, 12/29/49 (D)	25,000	25,375
5.375%, 12/31/49 (D)	50,000	50,311
JPMorgan Chase
6.750%, 08/29/49 (D)	100,000	110,500
6.125%, 12/29/49 (D)	125,000	132,383
6.100%, 10/29/49 (D)	300,000	316,875
Washington Mutual Bank
5.446%, 05/01/09 (B) (E)	250,000	54,063
Wells Fargo
5.900%, 12/29/49 (D)	50,000	52,063
5.875%, 12/31/49 (D)	25,000	27,156

		3,441,534

BASIC INDUSTRY — 9.7%
A Schulman
6.875%, 06/01/23 (A)	50,000	50,500
AK Steel
8.375%, 04/01/22	25,000	24,438
7.625%, 05/15/20	225,000	219,374
Alamos
7.750%, 04/01/20 (A)	25,000	26,000
Alcoa Nederland Holding
7.000%, 09/30/26 (A) (B)	400,000	413,500
Aleris International
7.875%, 11/01/20	25,000	25,313
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	75,000	78,703
5.625%, 04/15/21 (A)	50,000	52,000
Appvion
9.000%, 06/01/20 (A)	125,000	81,250
ArcelorMittal
8.000%, 10/15/39	50,000	54,250
7.250%, 02/25/22	25,000	28,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Associated Materials LLC
9.125%, 11/01/17	$250,000	$236,874
Blue Cube Spinco
10.000%, 10/15/25 (A)	125,000	148,125
Builders FirstSource
10.750%, 08/15/23 (A)	250,000	288,125
5.625%, 09/01/24 (A)	250,000	256,250
Cascades
5.500%, 07/15/22 (A)	25,000	25,531
Cliffs Natural Resources
8.250%, 03/31/20 (A)	100,000	106,124
Coeur Mining
7.875%, 02/01/21	25,000	25,750
Commercial Metals
4.875%, 05/15/23	25,000	24,938
Compass Minerals International
4.875%, 07/15/24 (A)	75,000	71,250
CPG Merger Sub LLC
8.000%, 10/01/21 (A)	100,000	102,500
CVR Partners LP
9.250%, 06/15/23 (A)	25,000	24,281
Eco Services Operations LLC
8.500%, 11/01/22 (A)	75,000	78,375
First Quantum Minerals
7.250%, 10/15/19 (A)	200,000	190,000
6.750%, 02/15/20 (A)	75,000	69,750
Freeport-McMoRan Oil & Gas LLC
6.750%, 02/01/22	75,000	77,063
6.500%, 11/15/20	750,000	769,687
Gibraltar Industries
6.250%, 02/01/21	25,000	25,938
Griffon
5.250%, 03/01/22	50,000	50,375
HD Supply
7.500%, 07/15/20	2,475,000	2,573,628
Hecla Mining
6.875%, 05/01/21	50,000	50,438
Hexion
9.000%, 11/15/20	250,000	182,813
8.875%, 02/01/18	100,000	95,750
Hillman Group
6.375%, 07/15/22 (A)	25,000	23,563
IAMGOLD
6.750%, 10/01/20 (A)	200,000	195,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Jac Holding
11.500%, 10/01/19 (A)	$24,000	$25,464
Kinross
5.125%, 09/01/21	50,000	51,500
Kissner Milling
7.250%, 06/01/19 (A)	525,000	548,624
Mercer International
7.000%, 12/01/19	50,000	51,938
NWH Escrow
7.500%, 08/01/21 (A)	50,000	37,875
Platform Specialty Products
6.500%, 02/01/22 (A)	25,000	24,438
Standard Industries
5.375%, 11/15/24 (A)	75,000	77,625
Teck Resources
6.250%, 07/15/41	400,000	384,999
6.125%, 10/01/35	25,000	23,500
6.000%, 08/15/40	100,000	92,250
3.000%, 03/01/19	11,000	10,835
Thompson Creek Metals
12.500%, 05/01/19	125,000	132,890
7.375%, 06/01/18	100,000	101,563
TPC Group
8.750%, 12/15/20 (A)	275,000	214,651
Unifrax I LLC
7.500%, 02/15/19 (A)	150,000	141,000
Valvoline
5.500%, 07/15/24 (A)	75,000	78,750
Versum Materials
5.500%, 09/30/24 (A) (B)	50,000	51,375
W.R. Grace & Co-Conn
5.125%, 10/01/21 (A)	75,000	79,875
Wise Metals Group
8.750%, 12/15/18 (A)	175,000	178,500
Zekelman Industries
9.875%, 06/15/23 (A)	25,000	26,438

		9,080,796

CAPITAL GOODS — 6.9%
ARD Finance
7.125% cash/7.875% PIK, 09/15/23 (A) (B) (C)	200,000	199,000
Ardagh Packaging Finance
7.250%, 05/15/24 (A)	700,000	745,499
6.250%, 01/31/19 (A)	200,000	205,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
Ball
4.375%, 12/15/20	$50,000	$53,625
Beacon Roofing Supply
6.375%, 10/01/23	75,000	81,375
Berry Plastics
6.000%, 10/15/22	100,000	106,000
Beverage Packaging Holdings Luxembourg II
5.625%, 12/15/16 (A)	75,000	74,820
BlueLine Rental Finance
7.000%, 02/01/19 (A) (B)	50,000	43,625
BMC East
5.500%, 10/01/24 (A) (B)	75,000	75,188
Bombardier
7.500%, 03/15/25 (A)	125,000	115,781
6.125%, 01/15/23 (A) (B)	175,000	156,188
6.000%, 10/15/22 (A)	75,000	68,250
Cloud Crane LLC
10.125%, 08/01/24 (A)	175,000	182,000
Cortes NP Acquisition
9.250%, 10/15/24 (A)	75,000	75,000
Engility
8.875%, 09/01/24 (A)	50,000	50,813
Graphic Packaging International
4.125%, 08/15/24	25,000	25,250
Greif
7.750%, 08/01/19	200,000	224,499
Icahn Enterprises LP
6.000%, 08/01/20	150,000	151,500
International Lease Finance
5.875%, 04/01/19	25,000	26,781
Milacron LLC
7.750%, 02/15/21 (A)	100,000	104,499
Multi-Color
6.125%, 12/01/22 (A)	25,000	26,250
Novelis
8.375%, 12/15/17	900,000	909,563
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	50,000	55,063
5.375%, 01/15/25 (A)	125,000	130,000
Reynolds Group Issuer
8.250%, 02/15/21	1,000,000	1,042,500
7.000%, 07/15/24 (A)	25,000	26,859
5.750%, 10/15/20	1,000,000	1,032,500
5.125%, 07/15/23 (A)	50,000	51,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
Sealed Air
5.125%, 12/01/24 (A)	$50,000	$52,813
SPX FLOW
5.875%, 08/15/26 (A)	50,000	50,688
5.625%, 08/15/24 (A) (B)	50,000	50,875
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	25,000	26,952
TransDigm
6.375%, 06/15/26 (A)	250,000	259,375
Vander Intermediate Holding II
9.750% cash/10.5000% PIK, 02/01/19 (A) (C)	26,313	13,880

		6,493,949

CONSUMER CYCLICAL — 3.8%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (A)	125,000	131,250
99 Cents Only Stores LLC
11.000%, 12/15/19	25,000	14,500
Albertsons LLC
6.625%, 06/15/24 (A)	125,000	130,313
5.750%, 03/15/25 (A)	225,000	225,000
Aramark Services
5.125%, 01/15/24 (A)	150,000	156,375
BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	50,000	31,875
Cengage Learning
9.500%, 06/15/24 (A)	25,000	25,563
Claire’s Stores
8.875%, 03/15/19 (B)	25,000	4,500
DriveTime Automotive Group
8.000%, 06/01/21 (A)	25,000	24,313
Group 1 Automotive
5.250%, 12/15/23 (A)	25,000	25,219
5.000%, 06/01/22	75,000	75,609
JC Penney
6.375%, 10/15/36	50,000	43,000
5.650%, 06/01/20	50,000	50,369
KFC Holding
5.000%, 06/01/24 (A)	25,000	26,125
L Brands
6.875%, 11/01/35	50,000	54,750
6.750%, 07/01/36	600,000	648,371
Landry’s
6.750%, 10/15/24 (A) (B)	275,000	280,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Nathan’s Famous
10.000%, 03/15/20 (A) (B)	$200,000	$221,000
NPC International
10.500%, 01/15/20	25,000	26,125
Penske Automotive Group
5.750%, 10/01/22	275,000	285,312
Radio Systems
8.375%, 11/01/19 (A)	25,000	26,094
Revlon Consumer Products
6.250%, 08/01/24 (A) (B)	125,000	129,375
5.750%, 02/15/21	25,000	25,625
Rite Aid
7.700%, 02/15/27	25,000	32,125
6.125%, 04/01/23 (A) (B)	150,000	162,438
RSI Home Products
6.500%, 03/15/23 (A)	225,000	238,500
rue21
9.000%, 10/15/21 (A)	200,000	71,000
Sally Holdings LLC
5.625%, 12/01/25	250,000	270,313
Tempur Sealy International
5.500%, 06/15/26 (A)	50,000	51,625
Tops Holding II
8.750%, 06/15/18	75,000	69,375

		3,556,539

CONSUMER NON-CYCLICAL — 1.1%
Central Garden & Pet
6.125%, 11/15/23	50,000	53,750
Cott Beverages
6.750%, 01/01/20	50,000	52,313
Hearthside Group Holdings LLC
6.500%, 05/01/22 (A)	100,000	98,999
HRG Group
7.875%, 07/15/19	50,000	52,750
7.750%, 01/15/22	100,000	104,125
KeHE Distributors LLC
7.625%, 08/15/21 (A)	25,000	24,875
NBTY
7.625%, 05/15/21 (A)	175,000	179,344
Pinnacle Foods Finance LLC
5.875%, 01/15/24 (A)	50,000	53,375
Post Holdings
6.750%, 12/01/21 (A)	25,000	26,844
5.000%, 08/15/26 (A) (B)	25,000	24,938

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER NON-CYCLICAL — continued
Prestige Brands
5.375%, 12/15/21 (A)	$50,000	$51,750
Spectrum Brands
6.625%, 11/15/22	50,000	54,250
6.125%, 12/15/24	75,000	81,212
US Foods
5.875%, 06/15/24 (A)	125,000	129,688
William Lyon Homes
8.500%, 11/15/20	25,000	26,250
7.000%, 08/15/22	25,000	25,875
5.750%, 04/15/19	25,000	25,625

		1,065,963

ENERGY — 15.3%
Alta Mesa Holdings LP
9.625%, 10/15/18	200,000	189,500
Antero Midstream Partners
5.375%, 09/15/24 (A) (B)	175,000	177,625
Antero Resources
6.000%, 12/01/20	250,000	258,359
5.625%, 06/01/23	75,000	76,781
5.375%, 11/01/21	25,000	25,406
Bill Barrett
7.625%, 10/01/19	50,000	43,250
Blue Racer Midstream LLC
6.125%, 11/15/22 (A)	50,000	48,875
Bonanza Creek Energy
6.750%, 04/15/21	100,000	45,500
5.750%, 02/01/23	25,000	11,375
California Resources
8.000%, 12/15/22 (A)	225,000	150,750
Callon Petroleum
6.125%, 10/01/24 (A) (B)	100,000	103,750
Carrizo Oil & Gas
7.500%, 09/15/20	25,000	25,938
6.250%, 04/15/23	50,000	49,750
Chaparral Energy
9.875%, 10/01/20 (B) (E)	50,000	34,000
8.250%, 09/01/21 (B) (E)	50,000	34,000
7.625%, 11/15/22 (B) (E)	75,000	50,438
Cheniere Corpus Christi Holdings
7.000%, 06/30/24 (A)	450,000	488,249
Chesapeake Energy
8.000%, 12/15/22 (A)	75,000	76,219

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
6.875%, 11/15/20 (B)	$75,000	$70,125
6.625%, 08/15/20 (B)	225,000	211,781
6.500%, 08/15/17 (B)	225,000	228,375
5.500%, 09/15/26 (A)	25,000	25,000
5.375%, 06/15/21 (B)	75,000	65,625
CITGO Holding
10.750%, 02/15/20 (A)	425,000	426,859
CITGO Petroleum
6.250%, 08/15/22 (A)	50,000	49,000
Cloud Peak Energy Resources LLC
8.500%, 12/15/19 (B)	100,000	80,500
6.375%, 03/15/24 (B)	150,000	77,250
Continental Resources
7.125%, 04/01/21	25,000	25,750
5.000%, 09/15/22	500,000	499,999
Crestwood Midstream Partners LP
6.125%, 03/01/22	550,000	558,250
6.000%, 12/15/20	200,000	201,500
CSI Compressco LP
7.250%, 08/15/22	50,000	47,500
Denbury Resources
9.000%, 05/15/21 (A)	9,000	9,473
Denver Parent
12.250%, 08/15/18 (B) (E)	63,341	174
Drill Rigs Holdings
6.500%, 10/01/17 (A)	25,000	7,625
Eclipse Resources
8.875%, 07/15/23	25,000	24,484
Energy Transfer Equity LP
7.500%, 10/15/20	275,000	303,187
5.875%, 01/15/24	25,000	26,063
Energy XXI Gulf Coast
7.750%, 06/15/19 (B) (E)	50,000	4,750
7.500%, 12/15/21 (B) (E)	25,000	2,500
EnLink Midstream Partners LP
5.050%, 04/01/45	125,000	110,653
4.400%, 04/01/24	25,000	24,451
Ensco
5.200%, 03/15/25	25,000	18,346
EP Energy LLC
9.375%, 05/01/20	425,000	300,688
6.375%, 06/15/23	50,000	30,125
Gibson Energy
6.750%, 07/15/21 (A)	25,000	25,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Halcon Resources
8.625%, 02/01/20 (A)	$200,000	$201,000
Holly Energy Partners LP
6.500%, 03/01/20	425,000	438,280
6.000%, 08/01/24 (A) (B)	50,000	52,000
Laredo Petroleum
7.375%, 05/01/22	75,000	77,906
6.250%, 03/15/23	50,000	49,000
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (A)	200,000	200,000
Linn Energy LLC
8.625%, 04/15/20 (B) (E)	350,000	90,125
6.500%, 05/15/19 (B) (E)	75,000	19,500
6.250%, 11/01/19 (B) (E)	52,000	13,098
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	47,250
MEG Energy
7.000%, 03/31/24 (A)	75,000	59,625
6.375%, 01/30/23 (A)	25,000	19,781
Midstates Petroleum
10.750%, 10/01/20 (B) (E)	100,000	1,250
MPLX LP
5.500%, 02/15/23 (A)	25,000	25,850
4.875%, 06/01/25 (A)	25,000	25,877
4.500%, 07/15/23 (A)	100,000	102,086
Murphy Oil
6.875%, 08/15/24	400,000	413,480
4.000%, 06/01/22	25,000	23,389
Murray Energy
11.250%, 04/15/21 (A)	75,000	42,563
Nabors Industries
5.000%, 09/15/20	50,000	49,315
Newfield Exploration
5.750%, 01/30/22	225,000	233,438
5.625%, 07/01/24	44,000	45,320
Noble Holding International
4.900%, 08/01/20	25,000	21,250
Oasis Petroleum
6.875%, 03/15/22	175,000	168,438
6.500%, 11/01/21	50,000	47,750
Parsley Energy LLC
6.250%, 06/01/24 (A) (B)	50,000	51,875
PBF Logistics LP
6.875%, 05/15/23	25,000	24,219

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
PDC Energy
6.125%, 09/15/24 (A) (B)	$125,000	$129,688
Peabody Energy
6.250%, 11/15/21 (B) (E)	250,000	60,625
Precision Drilling
5.250%, 11/15/24	25,000	20,500
Quicksilver Resources
9.125%, 08/15/19 (B) (E)	325,000	11,375
Range Resources
5.875%, 07/01/22 (A)	50,000	50,750
5.000%, 08/15/22 (A)	325,000	324,999
Resolute Energy
8.500%, 05/01/20	250,000	233,750
Rice Energy
7.250%, 05/01/23	25,000	26,750
6.250%, 05/01/22	50,000	51,875
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	69,375
Sabine Oil & Gas
9.750%, 02/15/17 (B) (E)	75,000	94
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	75,000	80,906
5.625%, 02/01/21	400,000	424,500
5.000%, 03/15/27 (A) (B)	25,000	25,688
Sanchez Energy
7.750%, 06/15/21	25,000	22,000
6.125%, 01/15/23	275,000	222,063
SandRidge Energy
8.750%, 06/01/20 (A) (B) (E)	25,000	9,000
Sanjel
7.500%, 06/19/19 (A) (B) (E)	200,000	2,140
Seven Generations Energy
6.875%, 06/30/23 (A)	150,000	156,750
Seventy Seven Energy
6.500%, 10/15/20 (E)	50,000	—
SM Energy
6.750%, 09/15/26	200,000	202,375
6.500%, 01/01/23	25,000	25,250
6.125%, 11/15/22	350,000	351,749
5.000%, 01/15/24	25,000	23,625
Southern Star Central
5.125%, 07/15/22 (A)	75,000	75,938
Southwestern Energy
7.500%, 02/01/18	15,000	15,713
4.950%, 01/23/25	75,000	75,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
4.100%, 03/15/22	$250,000	$228,125
4.050%, 01/23/20	75,000	75,188
Summit Midstream Holdings LLC
7.500%, 07/01/21	125,000	130,000
5.500%, 08/15/22	150,000	143,625
SunCoke Energy Partners LP
7.375%, 02/01/20 (A)	25,000	23,375
Sunoco LP
6.375%, 04/01/23 (A)	25,000	25,813
6.250%, 04/15/21 (A)	350,000	361,374
5.500%, 08/01/20 (A)	75,000	76,313
Tallgrass Energy Partners LP
5.500%, 09/15/24 (A) (B)	75,000	75,750
Targa Resources Partners LP
6.875%, 02/01/21	150,000	155,625
5.125%, 02/01/25 (A) (B)	25,000	25,094
4.125%, 11/15/19	325,000	331,174
Tesoro
5.375%, 10/01/22	75,000	78,281
Tesoro Logistics LP
6.375%, 05/01/24	25,000	26,938
6.125%, 10/15/21	250,000	261,562
Transocean
9.100%, 12/15/41	50,000	35,375
6.000%, 03/15/18	485,000	487,424
5.050%, 10/15/22	50,000	39,188
Triangle USA Petroleum
6.750%, 07/15/22 (A) (B) (E)	50,000	11,250
Tullow Oil
6.000%, 11/01/20 (A)	200,000	180,500
Warren Resources
9.000%, 08/01/22 (B) (E)	125,000	1,328
Whiting Petroleum
5.750%, 03/15/21	50,000	46,750
5.000%, 03/15/19	75,000	72,563
Williams
7.875%, 09/01/21	75,000	86,813
7.750%, 06/15/31	25,000	28,563
7.500%, 01/15/31	25,000	28,500
5.750%, 06/24/44	50,000	51,750
3.700%, 01/15/23	25,000	24,375
Williams Partners LP
6.300%, 04/15/40	100,000	110,289
4.875%, 05/15/23	300,000	303,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
WPX Energy
7.500%, 08/01/20	$200,000	$212,500
6.000%, 01/15/22	25,000	25,078
5.250%, 01/15/17	75,000	75,563

		14,421,859

FINANCIAL SERVICES — 4.9%
Aircastle
5.125%, 03/15/21	50,000	53,625
4.625%, 12/15/18	25,000	26,125
Alliance Data Systems
6.375%, 04/01/20 (A)	817,000	832,319
5.375%, 08/01/22 (A)	75,000	73,500
Ally Financial
8.000%, 12/31/18	125,000	144,563
5.125%, 09/30/24	75,000	79,688
4.750%, 09/10/18	50,000	51,875
3.250%, 11/05/18	350,000	351,749
BCD Acquisition
9.625%, 09/15/23 (A)	50,000	52,500
Community Choice Financial
10.750%, 05/01/19 (B)	50,000	26,250
Double Eagle Acquisition Sub
7.500%, 10/01/24 (A) (B)	200,000	204,250
E*TRADE Financial
5.875%, 12/29/49 (D)	50,000	51,875
FBM Finance
8.250%, 08/15/21 (A) (B)	125,000	131,250
Harland Clarke Holdings
9.750%, 08/01/18 (A)	25,000	25,719
9.250%, 03/01/21 (A)	175,000	149,406
6.875%, 03/01/20 (A)	25,000	24,000
Icahn Enterprises LP
4.875%, 03/15/19	150,000	151,500
iPayment
9.500%, 12/15/19 (A)	61,690	62,538
KCG Holdings
6.875%, 03/15/20 (A) (B)	125,000	124,375
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	50,375
MSCI
4.750%, 08/01/26 (A)	75,000	75,938
Nationstar Mortgage LLC
6.500%, 06/01/22	175,000	170,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Navient MTN
8.450%, 06/15/18	$100,000	$107,750
8.000%, 03/25/20	25,000	26,875
7.250%, 09/25/23	50,000	50,125
6.625%, 07/26/21	50,000	50,375
6.125%, 03/25/24	650,000	608,562
NFP
9.000%, 07/15/21 (A)	150,000	154,668
Opal Acquisition
8.875%, 12/15/21 (A)	50,000	41,250
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,285
Springleaf Finance MTN
6.900%, 12/15/17	100,000	105,375
6.000%, 06/01/20	25,000	25,688
WaveDivision Escrow LLC
8.125%, 09/01/20 (A)	525,000	545,344

		4,648,967

HEALTHCARE — 7.3%
Alere
6.500%, 06/15/20	50,000	50,250
CHS
8.000%, 11/15/19	125,000	123,125
6.875%, 02/01/22	550,000	475,749
Concordia International
9.500%, 10/21/22 (A)	50,000	34,625
7.000%, 04/15/23 (A)	125,000	80,313
Crimson Merger Sub
6.625%, 05/15/22 (A)	100,000	88,500
DJO Finco
8.125%, 06/15/21 (A)	50,000	46,375
Endo Finance LLC
7.750%, 01/15/22 (A)	125,000	120,625
6.000%, 07/15/23 (A)	500,000	457,500
Grifols Worldwide Operations
5.250%, 04/01/22	400,000	416,000
HCA
7.580%, 09/15/25	1,250,000	1,415,624
7.500%, 02/15/22	25,000	28,688
5.875%, 03/15/22	150,000	165,375
5.375%, 02/01/25	825,000	852,844
HealthSouth
5.750%, 11/01/24	25,000	26,016

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
inVentiv Health
10.000%, 08/15/18	$111,000	$111,278
10.000% cash/12.000% PIK, 08/15/18 (A) (B) (C)	1	1
Kindred Healthcare
8.750%, 01/15/23	25,000	25,094
8.000%, 01/15/20	84,000	85,890
6.375%, 04/15/22	125,000	118,906
Kinetic Concepts
9.625%, 10/01/21 (A) (B)	50,000	50,125
Mallinckrodt International Finance
5.625%, 10/15/23 (A)	50,000	48,125
5.500%, 04/15/25 (A)	25,000	23,875
Select Medical
6.375%, 06/01/21	200,000	197,750
Tenet Healthcare
8.125%, 04/01/22	125,000	125,625
6.750%, 06/15/23	350,000	326,374
Universal Hospital Services
7.625%, 08/15/20	250,000	239,375
Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	200,000	186,500
6.375%, 10/15/20 (A)	75,000	70,688
6.125%, 04/15/25 (A)	575,000	496,656
5.875%, 05/15/23 (A)	400,000	347,000
5.375%, 03/15/20 (A)	25,000	23,125

		6,857,996

INSURANCE — 0.5%
Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (C)	25,000	24,500
HUB International
7.875%, 10/01/21 (A)	175,000	178,938
MBIA
7.150%, 07/15/27	25,000	26,500
MBIA Insurance
11.940%, 01/15/33 (A) (B) (E)	125,000	50,625
MGIC Investment
5.750%, 08/15/23	75,000	78,188
Radian Group
5.250%, 06/15/20	50,000	53,000
USI
7.750%, 01/15/21 (A)	50,000	51,000

		462,751

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — 9.8%
Altice Finco
9.875%, 12/15/20 (A) (B)	$200,000	$213,250
Cablevision Systems
8.625%, 09/15/17	275,000	288,406
7.750%, 04/15/18	25,000	26,500
5.875%, 09/15/22	225,000	204,750
CCO Holdings LLC
5.750%, 09/01/23	100,000	106,125
5.375%, 05/01/25 (A)	50,000	52,438
Cequel Communications Holdings I LLC
6.375%, 09/15/20 (A)	105,000	108,150
5.125%, 12/15/21 (A)	585,000	587,862
Clear Channel Worldwide Holdings
7.625%, 03/15/20	250,000	249,063
6.500%, 11/15/22	25,000	26,156
CSC Holdings LLC
7.875%, 02/15/18	1,250,000	1,340,624
DISH DBS
7.750%, 07/01/26 (A)	325,000	346,124
6.750%, 06/01/21	50,000	54,125
5.125%, 05/01/20	50,000	52,000
5.000%, 03/15/23	50,000	48,750
Gray Television
5.875%, 07/15/26 (A)	300,000	302,999
5.125%, 10/15/24 (A) (B)	125,000	122,969
iHeartCommunications
12.000% cash/14.000% PIK, 02/01/21 (C)	277,750	109,711
10.000%, 01/15/18	100,000	66,000
9.000%, 12/15/19	25,000	19,875
LIN Television
6.375%, 01/15/21	175,000	181,125
MDC Partners
6.500%, 05/01/24 (A)	25,000	23,125
Mediacom Broadband LLC
6.375%, 04/01/23	10,000	10,600
5.500%, 04/15/21	25,000	25,969
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (A)	50,000	53,500
Mustang Merger
8.500%, 08/15/21 (A)	100,000	106,875
Nexstar Escrow
5.625%, 08/01/24 (A)	200,000	201,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
Outfront Media Capital LLC
5.625%, 02/15/24	$25,000	$26,094
Quebecor Media
5.750%, 01/15/23	50,000	52,188
RCN Telecom Services LLC
8.500%, 08/15/20 (A)	346,000	369,355
RR Donnelley & Sons
6.000%, 04/01/24	50,000	49,874
SFR Group
7.375%, 05/01/26 (A)	600,000	614,063
6.000%, 05/15/22 (A)	900,000	921,375
Sinclair Television Group
6.125%, 10/01/22	175,000	185,500
5.125%, 02/15/27 (A)	75,000	73,500
TEGNA
6.375%, 10/15/23	50,000	53,938
5.125%, 07/15/20	25,000	25,844
4.875%, 09/15/21 (A)	25,000	26,063
Townsquare Media
6.500%, 04/01/23 (A)	75,000	76,406
Univision Communications
8.500%, 05/15/21 (A)	11,000	11,385
6.750%, 09/15/22 (A)	1,350,000	1,432,687
5.125%, 02/15/25 (A)	50,000	50,313
Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	132,976	134,306
WMG Acquisition
5.625%, 04/15/22 (A)	25,000	25,969
5.000%, 08/01/23 (A)	50,000	50,750
Ziggo Bond Finance BV
6.000%, 01/15/27 (A) (B)	150,000	149,250

		9,256,931

REAL ESTATE — 1.2%
Communications Sales & Leasing
8.250%, 10/15/23	25,000	26,362
6.000%, 04/15/23 (A)	125,000	130,000
Crescent Communities LLC
8.875%, 10/15/21 (A) (B)	125,000	127,188
Equinix
5.375%, 04/01/23	225,000	237,093
FelCor Lodging LP
6.000%, 06/01/25	150,000	156,750
GEO Group
6.000%, 04/15/26	25,000	21,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Hunt
9.625%, 03/01/21 (A)	$25,000	$25,813
Kennedy-Wilson
5.875%, 04/01/24	150,000	151,687
MGM Growth Properties Operating Partnership LP
4.500%, 09/01/26 (A) (B)	50,000	50,250
MPT Operating Partnership LP
6.375%, 02/15/22	50,000	52,313
QCP SNF West
8.125%, 11/01/23 (A)	25,000	25,000
Realogy Group LLC
4.875%, 06/01/23 (A)	50,000	51,063
Sabra Health Care LP
5.500%, 02/01/21	50,000	52,438

		1,107,332

SERVICES — 7.1%
Acosta
7.750%, 10/01/22 (A)	150,000	124,125
Advanced Disposal Services
8.250%, 10/01/20	25,000	26,250
Air Canada
8.750%, 04/01/20 (A)	125,000	135,313
7.750%, 04/15/21 (A)	375,000	406,874
American Airlines Group
6.125%, 06/01/18	50,000	52,625
4.625%, 03/01/20 (A)	75,000	76,032
AMN Healthcare
5.125%, 10/01/24 (A) (B)	75,000	75,938
Ashton Woods USA LLC
6.875%, 02/15/21 (A)	150,000	146,250
AV Homes
8.500%, 07/01/19	50,000	52,125
Beazer Homes USA
8.750%, 03/15/22 (A) (B)	100,000	105,750
7.250%, 02/01/23	125,000	125,000
5.750%, 06/15/19	50,000	52,406
Boyd Gaming
6.875%, 05/15/23	575,000	625,312
6.375%, 04/01/26 (A)	225,000	242,438
Broadspectrum
8.375%, 05/15/20 (A)	25,000	26,750
Brookfield Residential Properties
6.375%, 05/15/25 (A)	25,000	24,969

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
CEB
5.625%, 06/15/23 (A)	$50,000	$49,250
Century Communities
6.875%, 05/15/22	50,000	50,750
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	217,000	217,000
Churchill Downs
5.375%, 12/15/21	50,000	52,250
5.375%, 12/15/21 (A)	50,000	52,000
Cinemark USA
5.125%, 12/15/22	25,000	25,750
Compiler Finance Sub
7.000%, 05/01/21 (A)	50,000	23,500
Covanta Holding
5.875%, 03/01/24	25,000	25,188
Dakota Merger Sub
10.750%, 09/01/24 (A)	25,000	24,625
7.750%, 09/01/23 (A) (B)	25,000	25,031
Eldorado Resorts
7.000%, 08/01/23	25,000	26,656
Flexi-Van Leasing
7.875%, 08/15/18 (A)	100,000	90,750
Florida East Coast Holdings
9.750%, 05/01/20 (A)	25,000	22,813
Garda World Security
7.250%, 11/15/21 (A)	100,000	92,750
Golden Nugget Escrow
8.500%, 12/01/21 (A)	250,000	262,500
Hertz
5.500%, 10/15/24 (A) (B)	25,000	24,969
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (A)	50,000	45,250
Jack Cooper Enterprises
10.500% cash/11.250% PIK, 03/15/19 (A) (C)	34,432	9,124
Jack Cooper Holdings
9.250%, 06/01/20	25,000	17,125
K Hovnanian Enterprises
8.625%, 01/15/17	100,000	102,090
8.000%, 11/01/19 (A)	50,000	30,500
7.000%, 01/15/19 (A)	75,000	51,188
KB Home
7.000%, 12/15/21	25,000	26,875
Lennar
4.875%, 12/15/23	25,000	25,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
LTF Merger Sub
8.500%, 06/15/23 (A)	$200,000	$206,000
Mattamy Group
6.500%, 11/15/20 (A)	125,000	125,234
Meritage Homes
7.150%, 04/15/20	25,000	27,813
MGM Resorts International
6.750%, 10/01/20	25,000	28,000
Michael Baker Holdings LLC
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	27,464	25,542
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (A)	100,000	102,250
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 (A) (B)	150,000	150,000
National CineMedia LLC
6.000%, 04/15/22	100,000	104,750
5.750%, 08/15/26 (A)	25,000	26,000
NCL
5.250%, 11/15/19 (A)	65,000	65,975
Neovia Logistics Intermediate Holdings LLC
10.000% cash/10.750% PIK, 02/15/18 (A) (C)	52,688	29,374
NES Rentals Holdings
7.875%, 05/01/18 (A)	25,000	24,625
New Enterprise Stone & Lime
11.000%, 09/01/18	300,000	298,500
Penn National Gaming
5.875%, 11/01/21	50,000	51,875
Prime Security Services Borrower LLC
9.250%, 05/15/23 (A)	125,000	136,563
Regal Entertainment Group
5.750%, 06/15/23	125,000	127,500
Rivers Pittsburgh Borrower LP
6.125%, 08/15/21 (A)	25,000	25,813
Scientific Games
8.125%, 09/15/18	650,000	651,624
Scientific Games International
10.000%, 12/01/22	225,000	208,688
Shea Homes
6.125%, 04/01/25 (A)	200,000	200,000
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	83,000
TMS International
7.625%, 10/15/21 (A)	25,000	21,500
TRI Pointe Group
5.875%, 06/15/24	50,000	52,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	$25,000	$25,656
Viking Cruises
8.500%, 10/15/22 (A)	75,000	77,250
6.250%, 05/15/25 (A)	25,000	23,375
Weekley Homes LLC
6.000%, 02/01/23	50,000	44,750
Woodside Homes LLC
6.750%, 12/15/21 (A)	75,000	73,031

		6,688,779

TECHNOLOGY & ELECTRONICS — 5.6%
Advanced Micro Devices
7.500%, 08/15/22	48,000	49,260
7.000%, 07/01/24	117,000	115,538
Affinion Investments LLC
13.500%, 08/15/18	153,000	80,325
Alcatel-Lucent USA
6.500%, 01/15/28	75,000	82,125
Ancestry.com Holdings LLC
9.625% cash/10.375% PIK, 10/15/18 (A) (C)	275,000	278,781
Avaya
9.000%, 04/01/19 (A)	25,000	18,813
7.000%, 04/01/19 (A)	75,000	55,688
Bankrate
6.125%, 08/15/18 (A)	25,000	25,250
BMC Software Finance
8.125%, 07/15/21 (A)	50,000	45,625
Camelot Finance
7.875%, 10/15/24 (A) (B)	225,000	232,031
CDW LLC
6.000%, 08/15/22	50,000	53,438
Ceridian HCM Holding
11.000%, 03/15/21 (A)	50,000	53,125
Change Healthcare Holdings
6.000%, 02/15/21 (A)	50,000	52,750
CommScope
5.500%, 06/15/24 (A)	75,000	79,031
5.000%, 06/15/21 (A)	50,000	51,938
Dell
6.500%, 04/15/38	25,000	24,250
Diamond 1 Finance
8.100%, 07/15/36 (A)	25,000	29,465
7.125%, 06/15/24 (A)	525,000	577,419
5.875%, 06/15/21 (A)	425,000	451,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Diebold
8.500%, 04/15/24 (A)	$75,000	$78,000
Donnelley Financial Solutions
8.250%, 10/15/24 (A) (B)	150,000	152,250
EarthLink Holdings
8.875%, 05/15/19	130,000	133,412
7.375%, 06/01/20	25,000	26,281
First Data
7.000%, 12/01/23 (A)	175,000	185,500
Infor Software Parent LLC
7.125% cash/7.875% PIK, 05/01/21 (A) (B) (C)	450,000	436,499
Infor US
6.500%, 05/15/22	160,000	162,800
Informatica
7.125%, 07/15/23 (A)	50,000	46,750
JDA Escrow LLC
7.375%, 10/15/24 (A) (B)	150,000	154,500
Match Group
6.375%, 06/01/24	50,000	54,563
Micron Technology
5.625%, 01/15/26 (A)	150,000	143,625
5.250%, 01/15/24 (A)	100,000	96,000
5.250%, 08/01/23 (A)	50,000	49,625
NCR
6.375%, 12/15/23	300,000	318,750
5.875%, 12/15/21	25,000	26,406
NXP BV
4.125%, 06/01/21 (A)	200,000	214,250
Qorvo
7.000%, 12/01/25	100,000	109,000
6.750%, 12/01/23	75,000	81,188
Solera LLC
10.500%, 03/01/24 (A)	75,000	84,000
Southern Graphics
8.375%, 10/15/20 (A)	25,000	25,375
SS&C Technologies Holdings
5.875%, 07/15/23	100,000	105,750
Sungard Availability Services Capital
8.750%, 04/01/22 (A)	50,000	32,750
Western Digital
10.500%, 04/01/24 (A)	50,000	58,000
7.375%, 04/01/23 (A)	150,000	165,375

		5,297,233

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — 9.4%
CenturyLink
7.600%, 09/15/39	$550,000	$481,249
7.500%, 04/01/24	50,000	53,500
5.800%, 03/15/22	125,000	128,594
5.625%, 04/01/20	75,000	79,313
Cogent Communications Finance
5.625%, 04/15/21 (A)	75,000	76,313
Cogent Communications Group
5.375%, 03/01/22 (A)	25,000	25,750
Consolidated Communications
6.500%, 10/01/22	125,000	121,875
Digicel Group
8.250%, 09/30/20 (A) (B)	200,000	173,750
7.125%, 04/01/22 (A)	200,000	153,940
Embarq
7.995%, 06/01/36	75,000	76,086
Frontier Communications
11.000%, 09/15/25	775,000	811,812
10.500%, 09/15/22	225,000	239,344
Hughes Satellite Systems
6.625%, 08/01/26 (A)	225,000	217,125
5.250%, 08/01/26 (A) (B)	150,000	148,125
Intelsat Jackson Holdings
8.000%, 02/15/24 (A)	175,000	175,438
7.250%, 04/01/19	150,000	121,406
Intelsat Luxembourg
8.125%, 06/01/23	25,000	8,563
7.750%, 06/01/21	300,000	100,500
6.750%, 06/01/18	100,000	66,500
Level 3 Financing
5.625%, 02/01/23	375,000	390,937
5.375%, 08/15/22	25,000	26,219
SoftBank Group
4.500%, 04/15/20 (A) (B)	200,000	208,000
Sprint
7.875%, 09/15/23	200,000	202,250
Sprint Capital
8.750%, 03/15/32	675,000	691,874
Sprint Communications
9.000%, 11/15/18 (A) (B)	100,000	110,750
6.000%, 12/01/16	1,250,000	1,257,812
T-Mobile USA
6.836%, 04/28/23	100,000	107,750
6.731%, 04/28/22	50,000	52,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
6.625%, 04/01/23	$25,000	$26,938
6.500%, 01/15/24	25,000	27,046
6.375%, 03/01/25	50,000	54,375
6.250%, 04/01/21	575,000	605,546
6.000%, 03/01/23	50,000	53,603
West
5.375%, 07/15/22 (A)	50,000	49,188
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	42,500
Windstream Services LLC
7.750%, 10/01/21	375,000	382,187
Zayo Group LLC
6.000%, 04/01/23	1,250,000	1,318,749

		8,867,595

UTILITIES — 2.3%
AES
3.842%, 06/01/19 (D)	18,000	18,090
Calpine
7.875%, 01/15/23 (A)	40,000	42,250
5.750%, 01/15/25	500,000	495,625
5.500%, 02/01/24	25,000	24,813
Dynegy
7.625%, 11/01/24	125,000	123,375
7.375%, 11/01/22	75,000	74,438
6.750%, 11/01/19	350,000	360,500
Ferrellgas LP
6.750%, 01/15/22	25,000	22,375
GenOn Energy
7.875%, 06/15/17	25,000	20,813
Illinois Power Generating
7.000%, 04/15/18	100,000	40,500
NRG Energy
6.625%, 01/15/27 (A)	300,000	294,375
6.250%, 07/15/22	100,000	102,000
NRG Yield Operating LLC
5.000%, 09/15/26 (A)	100,000	98,250
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	76,500
TerraForm Global Operating LLC
9.750%, 08/15/22 (A)	300,000	310,500
TerraForm Power Operating LLC
6.125%, 06/15/25 (A) (F)	25,000	26,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Texas Competitive Electric Holdings LLC
11.500%, 10/01/20 (A) (B) (E)	$200,000	$61,125

		2,191,904

Total Corporate Obligations (Cost $83,741,761)		84,316,853

LOAN PARTICIPATIONS — 2.4%

AUTOMOTIVE — 0.3%
Affinion Group, Initial Term Loan, 2nd Lien
8.500%, 10/31/18	25,000	22,229
Affinion Group, Tranche B Term Loan, 1st Lien
6.750%, 04/30/18	24,497	23,848
Chassix, Initial Term Loan
12.000%, 07/29/19 (B)	101,692	103,216
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/15/18	49,000	48,433
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	73,500	71,229

		268,955

BASIC INDUSTRY — 0.1%
Atkore International, Initial Term Loan, 2nd Lien
7.750%, 10/09/21	25,000	25,125
Chemours, Tranche B Term Loan
3.750%, 05/12/22	24,684	24,499

		49,624

CAPITAL GOODS — 0.0%
Signode Industrial Group, Initial Term B Loan
3.750%, 05/01/21	4,074	4,073
Signode Industrial Group, Term Loan
3.750%, 05/01/21	24,444	24,437

		28,510

CONSUMER CYCLICAL — 0.2%
Lifetime Fitness, Term B Loan
4.250%, 06/10/22	24,749	24,809
Revlon Consumer Products, Initial Term B Loan
4.250%, 09/07/23	125,000	125,406

		150,215

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CONSUMER NON-CYCLICAL — 0.0%
Shearer’s Foods LLC, Term Loan, 2nd Lien
7.750%, 06/30/22	$25,000	$22,844

ENERGY — 0.3%
California Resources, Term Loan, 1st Lien
11.375%, 12/31/21	75,000	78,996
Chesapeake Energy, Term Loan, 1st Lien
8.500%, 08/23/21	125,000	131,562
CITGO, Term Loan, 1st Lien
9.500%, 05/12/18	50,923	51,631
Hercules, Term Loan, 1st Lien
10.500%, 05/06/20 (B)	41,046	27,569
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,500	24,133
Sabine Oil & Gas LLC, Term Loan, 2nd Lien
10.750%, 12/31/18 (B) (E)	25,000	906
Southcross, Tranche B Term Loan
9.000%, 04/13/23	3,346	2,836

		317,633

FINANCIAL SERVICES — 0.0%
Orchard Acquisition Company LLC, Initial Term Loan
7.000%, 02/08/19 (B)	39,087	14,853

HEALTHCARE — 0.2%
21st Century Oncology, Term Loan, 1st Lien
7.125%, 04/30/22	24,688	23,330
Opal Acquisition, Term B Loan
5.000%, 11/27/20	48,446	45,449
Premier Dental Services, New Term Loan
7.500%, 11/01/18	67,489	67,405

		136,184

INSURANCE — 0.4%
Asurion LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	10,905	10,958
Asurion LLC, Incremental Tranche B-4 Term Loan, 1st Lien
5.000%, 08/04/22	97,997	98,633
Asurion LLC, Term Loan, 2nd Lien
8.500%, 03/03/21	50,000	49,854
Lonestar Intermediate Super Holdings LLC, Term B Loan
10.000%, 08/31/21	175,000	174,233

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

LOAN PARTICIPATIONS — continued

	Face Amount	Value
INSURANCE (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/23	$47,839	$48,525

		382,203

REAL ESTATE — 0.1%
DTZ U.S. Borrower LLC, Additional Term Loan
4.250%, 11/04/21	20,872	20,925
DTZ U.S. Borrower LLC, Initial Term Loan, 2nd Lien
9.250%, 11/04/22	75,000	75,626

		96,551

SERVICES — 0.5%
Acosta, Tranche B-1 Term Loan
4.250%, 09/26/21	49,252	47,048
Advantage Sales & Marketing, Initial Term Loan, 1st Lien
4.250%, 07/23/21	24,500	24,242
Advantage Sales & Marketing, Term Loan, 2nd Lien
7.500%, 07/25/22	25,000	23,852
Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	75,394
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/22	49,375	49,613
RHP Hotel Properties LP, Tranche B Term Loan
3.590%, 01/15/21	97,750	98,432
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	72,570	65,434
UFC Holdings LLC, Second Lien Term Loan
8.500%, 08/18/24	75,000	76,406
XPO Logistics, Term B Loan, 1st Lien
4.250%, 11/01/21	24,938	25,119

		485,540

TECHNOLOGY & ELECTRONICS — 0.2%
Ancestry.com Operations Term Loan
5.000%, 08/29/22	24,750	24,851
Entegris, Tranche B Term Loan
3.500%, 04/30/21	14,068	14,191
iQor US, Second Lien Term Loan
9.750%, 04/01/22	75,000	53,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

LOAN PARTICIPATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS (continued)
Western Digital Corporation, U.S. Term B-1 Loan, 1st Lien
4.500%, 04/29/23	$49,875	$50,462

		143,317

UTILITIES — 0.1%
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 12/19/16 (B)	50,000	50,419
Texas Competitive Electric Holdings Company LLC, Term B Loan, 1st Lien
5.000%, 10/31/17	61,071	61,611
Texas Competitive Electric Holdings Company LLC, Term C Loan, 1st Lien
5.000%, 10/31/17	13,929	14,052

		126,082

Total Loan Participations (Cost $2,296,749)		2,222,511

COMMON STOCK — 0.4%

	Shares	Value
ENERGY — 0.1%
Denbury Resources *	5,640	18,217
Halcon Resources *	7,837	73,511
Hercules Offshore *	3,570	6,176
Seventy Seven Energy *	79	1,489
Southcross GP * (B)	4	—
Southcross LP * (B)	4	1,620

		101,013

FINANCIALS — 0.0%
EME Reorganization Trust * (B)	41,260	190
iPayment Holdings *	6,892	31,014

		31,204

INDUSTRIALS — 0.2%
Colt Defense, Cl B * (B)	676	1,014
Exide Technologies * (B)	162	203
UC Holdings * (B)	4,088	126,727

		127,944

INFORMATION TECHNOLOGY — 0.1%
Allen Systems Group * (B)	1,117	19,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Travelport Worldwide	7,046	$105,901

		125,449

MATERIALS — 0.0%
Verso *	742	4,786

TELECOMMUNICATION SERVICES — 0.0%
NII Holdings *	3,902	12,994

Total Common Stock (Cost $568,441)		403,390

PREFERRED STOCK — 0.2%

FINANCIALS — 0.1%
Citigroup, 6.875% (D)	1,749	50,389
Cowen Group, 8.250%	1,337	36,072

		86,461

INDUSTRIALS — 0.1%
General Finance, 8.125%	1,116	27,900
Seaspan, 6.375%	1,249	31,725

		59,625

Total Preferred Stock (Cost $136,275)		146,086

CONVERTIBLE BONDS — 0.1%

	Face Amount	Value
INDUSTRIALS — 0.1%
Exide Technologies
7.000% PIK, 04/30/25 (B) (C)	$15,364	8,143
Meritor
4.000%, 02/15/27 (F)	75,000	75,281

Total Convertible Bonds (Cost $73,574)		83,424

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

WARRANTS — 0.0%

	Number of Warrants	Value
Halcon Resources, Expires 09/09/20*	291	$666
iPayment Holdings, Expires 12/29/22* (B)	44,936	13,481
Seventy Seven Energy, Expires 01/01/21* (B)	431	2,478
UC Holdings, Expires 08/01/20* (B)	600	5,832

Total Warrants (Cost $6,884)		22,457

Total Investments — 92.6% (Cost $86,823,684)		$87,194,721

Percentages are based on Net Assets of $94,196,724.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of September 30, 2016 was $34,705,576 and represents 36.8% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of September 30, 2016 was $7,427,044 and represented 7.9% of Net Assets.
(C)	Distributions are paid-in-kind.
(D)	Floating rate security - Rate disclosed is the rate in effect on September 30, 2016.
(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reported is rate in effect on September 30, 2016. The coupon on a step bond changes on a specified date.

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

ULC — Unlimited Liability Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

The following is a summary of the inputs used as of September 30, 2016 when valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$84,316,853	$—	$84,316,853
Loan Participations	—	2,222,511	—	2,222,511
Common Stock	223,264	180,126	—	403,390
Preferred Stock	146,086	—	—	146,086
Convertible Bonds	—	83,424	—	83,424
Warrants	—	22,457	—	22,457

Total Investments in Securities	$369,350	$86,825,371	$—	$87,194,721

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments at Value (Cost $86,823,684)	$87,194,721
Cash Equivalent	8,172,928
Interest Receivable	1,490,110
Receivable for Investment Securities Sold	1,270,460
Receivable for Capital Shares Sold	223,103
Foreign Tax Reclaims Receivable	1,293
Prepaid Expenses	14,354

Total Assets	98,366,969

Liabilities:
Payable for Investment Securities Purchased	4,074,266
Payable due to Administrator	10,048
Payable due to Investment Adviser	7,704
Chief Compliance Officer Fees Payable	1,436
Payable for Capital Shares Redeemed	1,278
Payable due to Trustees	600
Other Accrued Expenses	74,913

Total Liabilities	4,170,245

Net Assets	$94,196,724

Net Assets Consist of:
Paid-in Capital	$96,469,724
Distributions in Excess of Net Investment Income	(89,018)
Accumulated Net Realized Loss on Investments	(2,555,019)
Net Unrealized Appreciation on Investments	371,037

Net Assets	$94,196,724

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Class I Shares ($94,196,724 ÷ 9,998,291)	$9.42 *

*	Redemption price per share may be less if the shares are redeemed less than 30 days from the date of purchase. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2016

STATEMENT OF OPERATIONS
Investment Income
Interest Income	$2,982,247
Dividend Income	12,974
Less: Foreign Taxes Withheld	(929)

Total Investment Income	2,994,292

Expenses:
Investment Advisory Fees	214,605
Administration and Accounting Fees	125,000
Trustees’ Fees	12,951
Chief Compliance Officer Fees	5,472
Pricing Fees	76,219
Transfer Agent Fees	51,734
Legal Fees	41,830
Audit Fees	38,840
Registration Fees	31,367
Printing Fees	22,427
Custodian Fees	10,097
Insurance and Other Expenses	8,718

Total Expenses	639,260

Less: Investment Advisory Fees Waived	(214,605)
Reimbursement from Investment Adviser	(161,230)

Net Expenses	263,425

Net Investment Income	2,730,867

Net Realized Loss on:
Investments	(1,473,106)

Net Realized Loss	(1,473,106)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,050,608
Foreign Currency Transactions	(2,062)

Net Change in Unrealized Appreciation (Depreciation)	4,048,546

Net Realized and Unrealized Gain on Investments	2,575,440

Net Increase in Net Assets Resulting from Operations	$5,306,307

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2016	Year Ended September 30, 2015†
Operations:
Net Investment Income	$2,730,867	$2,838,428
Net Realized Loss on Investments and Foreign Currency Transactions	(1,473,106)	(940,298)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	4,048,546	(3,646,566)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,306,307	(1,748,436)

Dividends and Distributions from:
Net Investment Income	(2,730,911)	(2,846,466)
Net Realized Gains	—	(995,017)
Return of Capital	(11,126)	—

Total Dividends and Distributions	(2,742,037)	(3,841,483)

Capital Share Transactions(1)
Issued	69,669,941	169,348
Reinvestment of Distributions	959,913	3,838,018
Redemption Fees(2)	—	2,766
Redeemed	(13,071,963)	(19,696,872)

Net Increase/(Decrease) From Capital Share Transactions	57,557,891	(15,686,740)

Total Increase/(Decrease) in Net Assets	60,122,161	(21,276,659)

Net Assets:
Beginning of Year	34,074,563	55,351,222

End of Year (including distributions in excess of net investment income of $(89,018) and $(103,791), respectively)	$94,196,724	$34,074,563

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(1)	See Note 6 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Class I Shares
	Year Ended September 30, 2016	Year Ended September 30, 2015(1)	Year Ended September 30, 2014(1)	Period Ended September 30, 2013(1) (2)
Net Asset Value, Beginning of Period	$8.95	$10.24	$10.23	$10.00

Income from Operations:
Net Investment Income(3)	0.58	0.65	0.65	0.51
Net Realized and Unrealized Gain/(Loss) on Investments	0.46	(1.11)	0.20	0.22

Total from Operations	1.04	(0.46)	0.85	0.73

Redemption Fees(3) (4) Dividends and Distributions from:	—	—	—	—

Net Investment Income	(0.57)^	(0.65)	(0.70)	(0.50)
Net Realized Gains	—	(0.18)	(0.14)	—

Total Dividends and Distributions	(0.57)	(0.83)	(0.84)	(0.50)

Net Asset Value, End of Period	$9.42	$8.95	$10.24	$10.23

Total Return †	12.15%	(4.79)%	8.50%	7.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$94,197	$34,075	$50,820	$48,030
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.61%	0.71%	0.85%	0.85	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.49%	2.95%	2.60%	2.60	%*
Ratio of Net Investment Income to Average Net Assets	6.37%	6.62%	6.24%	6.71	%*
Portfolio Turnover Rate	116%	106%	114%	148	%**

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	The Predecessor Fund commenced operations on December 27, 2012.
(3)	Per share data calculated using average shares method.
(4)	Value is less than $0.01 per share.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
^	Includes a return of capital of less than $0.01 per share.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the Nomura High Yield Fund (the “Fund”). The investment objective of the Fund is to achieve current yield and capital growth. The Fund is a diversified fund that invests in a portfolio of high yield bonds that Nomura Asset Management U.S.A. Inc. (the “Adviser” or “NAM USA”) believes have good earnings growth potential and are undervalued in the market. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On December 5, 2014, the shareholders of the High Yield Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Fund, a series of Nomura Partners Funds, Inc., (b) the issuance of Class I shares of the Fund to the Class A, Class C and Class I shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 8, 2014. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund through December 7, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each year. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the year ended September 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

in the Statement of Operations. During the year ended September 30, 2016, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income monthly and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund imposes a 2.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended September 30, 2016, the Fund was charged $125,000 for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Effective June 30, 2016, the Adviser has contractually agreed to reduce its fees and/ or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.575% of the Fund’s average daily net assets until January 29, 2018. If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. Prior to June 30, 2016, the Adviser had contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

As of September 30, 2016, fees for the Fund which were previously waived or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $375,835 and $387,788 expiring in 2019 and 2018, respectively.

The Adviser has entered into an investment sub-advisory agreement with Nomura Corporate Research and Asset Management Inc. (“NCRAM”) to sub-advise the Fund, and pays the sub-adviser out of the advisory fee that it receives from the Fund.

6. Capital Share Transactions:

	Year Ended September 30, 2016		Year Ended September 30, 2015†
	Shares	Dollars ($)	Shares	Dollars ($)
Shares Sold
Class A	—	—	—	—
Class C	—	—	—	—
Class I	7,607,398	69,669,941	18,004	169,348
Shares Reinvested
Class A	—	—	2,848	29,004
Class C	—	—	1,133	11,534
Class I	110,494	959,913	391,142	3,797,480
Shares Redeemed
Class A	—	—	(20,234)	(206,131)
Class C	—	—	(34,711)	(356,691)
Class I	(1,528,264)	(13,071,963)	(1,953,741)	(19,134,050)
Redemption Fees
Class A	—	—	—	177
Class C	—	—	—	61
Class I	—	—	—	2,528

Net Increase/(Decrease) from Capital Transactions	6,189,628	57,557,891	(1,595,559)	(15,686,740)

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III Nomura High Yield Fund. Class A, Class C and Class I of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of the Advisors’ Inner Circle III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements

7. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended September 30, 2016 were $95,462,706 and $46,047,700, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to paydown gain adjustment, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$14,817	$(14,817)	$—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2016 and September 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2016	$2,730,911	$—	$11,126	$2,742,037
2015	3,589,029	252,454	—	3,841,483

As of September 30, 2016, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards	$(2,466,265)
Unrealized Appreciation	282,283
Other Temporary Differences	(89,018)

Total Accumulated Losses	$(2,273,000)

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$506,353	$1,959,912	$2,466,265

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$86,912,438	$2,656,784	$(2,374,501)	$282,283

9. Other:

At September 30, 2016, 97% of total shares outstanding were held by two record shareholders, including 87% owned by an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III

and Shareholders of Nomura High Yield Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura High Yield Fund (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)) as of September 30, 2016, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods presented through September 30, 2014 were audited by other auditors whose report dated November 28, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures when replies from brokers or others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nomura High Yield Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at September 30, 2016, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 25, 2016

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2016 through September 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 in-vestment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an$8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,112.40	0.59%	$3.12
Hypothetical 5% Return	1,000.00	1,022.05	0.59%	2.98
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

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THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Mr. Doran is a Trustee who may be deemed to be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of his

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past Five Years
INTERESTED BOARD MEMBERS4 5
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 76 yrs. old	Chairman of Board of Trustees (Since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor
INDEPENDENT BOARD MEMBERS[4]
JON C. HUNT 64 yrs. old	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE 62 yrs. old	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY NADEL 58 yrs. old	Trustee (Since 2016)	Self-Employed Consultant since 2004.
1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-777-7818. The following chart lists Trustees and Officers as of September 30, 2016.

Other Directorships

Held by

Board Member3

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund, Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, SEI Catholic Values Trust and SEI Insurance Products Trust. Director of SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O’Connor EQUUS from 2014 to 2016.

Current Directorships: Trustee of City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Fund and Gallery Trust. Member of Independent Committee of Nuveen Commodities Asset Management.

Former Directorships: Trustee of O’Connor EQUUS from 2014 to 2016.

Current Directorships: Trustee of AXA Premier VIP Trust, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust and JP Morgan Active ETFs.

Former Directorships: Director of Victory Funds to 2015. Trustee of O’Connor EQUUS from 2014 to 2016.

Current Directorships: Trustee of City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Trust and Gallery Trust. Director of Lapolla Industries, Inc.

Former Directorships: Trustee of Rochdale Investment Trust to 2013.

3	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.
4	Board Members oversee 14 funds in The Advisors’ Inner Circle Fund III.
5	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past Five Years
INDEPENDENT BOARD MEMBERS (continued)[4]
RANDALL S. YANKER 55 yrs. old	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS
MICHAEL BEATTIE 51 yrs. old	President (Since 2014)	Managing Director at SEI since 2011, Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
ROBERT NESHER 70 yrs. old	Vice Chairman (Since 2014)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of Gallery Trust since 2015. Vice Chairman of Winton Series Trust and Winton Diversified Opportunities Fund since 2014. President and Director of SEI Structured Credit Fund, LP. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013.

STEPHEN CONNORS 32 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.
4	Board Members oversee 14 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

Other Directorships

Held by

Board Members3

Current Directorships: Trustee of Winton Series Trust, Winton Diversified Opportunities Fund and Gallery Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS from 2014 to 2016.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past Five Years
OFFICERS (continued)
RUSSELL EMERY 53 yrs. old	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; SEI Structured Credit Fund, LP since 2007; SEI Adviser Managed Trust since 2010; SEI Insurance Products Trust and The KP Funds since 2013; Winton Series Trust and Winton Diversified Opportunities Fund since 2014; and SEI Catholic Values Trust and Gallery Trust since 2015. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013; SEI Liquid Asset Trust from 2006 to 2016 and O’Connor EQUUS from 2014 to 2016.
DIANNE M. DESCOTEAUX 39 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
BRIDGET E. SUDALL 36 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Anti-Money Laundering Compliance Officer and Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007 to April 2011.
LISA WHITTAKER 37 yrs. old	Vice President and Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 35 yrs. old	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).
1	Unless otherwise noted, the business address of each Officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

Other Directorships

Held by

Officer

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 15, 2016 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (Form ADV) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

Investment Performance of the Fund, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/ or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Fund, including

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2016

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2016 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2016, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.41%	99.59%	100.00%	0.35%	0.43%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Nomura High Yield Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-777-7818

Investment Adviser:

Nomura Asset Management U.S.A. Inc.

Worldwide Plaza

309 West 49th Street

New York, New York 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NAM-AR-001-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“EY”) related to the Advisors’ Inner Circle Fund III (the “Trust”).

EY billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2016			2015
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$30,090	N/A	N/A	$29,240	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2016	2015
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and
Chief Financial Officer

Date: December 7, 2016